CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 157,838	$ 118,510
Fixed deposits maturing over three months	49,824	34,825
Accounts receivable, less allowance for doubtful accounts of $18 and nil at December 31, 2011 and 2012, respectively	155,557	65,754
Derivative financial instrument	99
Inventories	55,638	26,515
Prepaid expenses and other receivables	29,956	14,334
Finance lease receivable -current	3,583
Deferred tax assets-current	457	3,101
Income tax recoverable	169
Current assets from discontinued business	112	34,179
Total current assets	453,233	297,218
Property, plant and equipment, net	151,555	137,393
Finance lease receivable -non-current	8,553
Land use rights	16,532	11,981
Deposits for property, plant and equipment		4,247
Deferred tax assets-non-current	5,420	5,922
Other assets	751	982
Total assets	636,044	457,743
Current liabilities:
Notes payable	4,273	268
Accounts payable	187,440	74,429
Trust Receipt loans	3,558
Accrued expenses and other payables	41,217	35,980
Short term bank borrowings	4,824
Dividend payable	26,882	12,545
Income taxes payable	3,164	656
Current liabilities from discontinued business	515	10,280
Total current liabilities	271,873	134,158
Deferred tax liability-non-current	1,379	1,379
Total liabilities	273,252	135,537
Equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2011 and 2012)	448	448
Additional paid-in capital	287,602	287,055
Retained earnings	74,750	34,711
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	362,792	322,206
Total liabilities and equity	$ 636,044	$ 457,743